INVENTORY (Tables)	6 Months Ended
Jun. 30, 2025
Schedule Of Inventory
	June 30, 2025	December 31, 2024
Process material stockpiles	$2,704	$2,520
Concentrate inventory	3,052	1,861
Materials and supplies	4,760	3,230
	$10,516	$7,611